SCOPE OF CONSOLIDATION - Acquisitions Narrative - IIva (renamed ArcelorMittal Italia) (Details) € in Millions, $ in Millions				1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Nov. 09, 2018	Nov. 01, 2018 USD ($)	Nov. 01, 2018 EUR (€)	Sep. 30, 2018 worker	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 01, 2018 EUR (€)
Disclosure of detailed information about business combination [line items]
Bargain purchase gain							$ 0	$ 209	$ 0
Capital commitments					$ 697	$ 448	448	697
ArcelorMIttal Italia
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 2,100								€ 1,800
Consideration transferred, annual installments payable		206								180
Leasing costs payable, present value at acquisition date		1,540
Liabilities incurred		$ 54
Labour agreement employment commitment, number of workers | worker				10,700
Annual installments payable, term (in years)		4 years	4 years
Consideration payable related to put option		$ 122
Provisions for environmental remediation obligations					397
Contingent consideration arrangements and indemnification assets recognised as of acquisition date		359
Trade receivables recognised as of acquisition date		437
Gross contractual amounts receivable for acquired receivables		501
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables		64
Identifiable intangible assets recognised as of acquisition date		267
Current liabilities recognised as of acquisition date		158
Favorable land lease contracts recognised as of acquisition date		61
Bargain purchase gain		181						$ 209
Preliminary working capital adjustment		500	€ 400
Revenue of acquiree since acquisition date					398
Loss of acquiree since acquisition date					$ (49)
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		25
Capital commitments		$ 1,400								1,300
Capital commitments, period		7 years	7 years
Environmental capital expenditure commitments		$ 900								€ 800
ArcelorMIttal Italia | Emission rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date		$ 201
AM Investco Italy S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		94.45%	94.45%
Proportion of ownership interests held by non-controlling interests		5.55%	5.55%
AM Investco Italy S.r.l. | ArcelorMIttal Italia
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	15.00%
Bargain purchase gain | ArcelorMIttal Italia
Disclosure of detailed information about business combination [line items]
Measurement period adjustment						$ (28)
Property, plant and equipment | ArcelorMIttal Italia
Disclosure of detailed information about business combination [line items]
Measurement period adjustment							92
Deferred tax liabilities | ArcelorMIttal Italia
Disclosure of detailed information about business combination [line items]
Measurement period adjustment							74
Environmental provisions | ArcelorMIttal Italia
Disclosure of detailed information about business combination [line items]
Measurement period adjustment							$ (118)